Related Party Transactions and Balances (Details) - Schedule of Fund Advance to Director and Related Parties	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Fund Advance to Director and Related Parties [Line Items]
Advance to related parties, Total			$ 37,937
Advance from related parties, Total	$ 7,536,359	965,024
Wai Lau [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Advance to related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance to related parties, Total			37,937
Advance from related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance from related parties, Total	$ 6,358,430	814,192
Shenzhen Huiyue Technology Co.,Ltd [Member]
Schedule of Fund Advance to Director and Related Parties [Line Items]
Advance from related parties, Relationship	An entity wholly owned by Ms. Wai Lau
Advance from related parties, Total	$ 1,177,929	$ 150,832